Plant and Equipment (Schedule Related to Property, Plant and Equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Cost
Balance at December 31	$ 375,656
Balance at December 31	405,410	$ 375,656
Accumulated Depreciation
Balance at December 31	375,656
Depreciation	45,408	46,352
Balance at December 31	405,410	375,656
NET BOOK VALUE at December 31,	405,410	375,656
Lease liabilities from finance leases previously recorded in lease obligations			$ 8,767
Previously stated [member]
Cost
Balance at December 31	378,509
Balance at December 31		378,509
Accumulated Depreciation
Balance at December 31	378,509
Balance at December 31		378,509
NET BOOK VALUE at December 31,	378,509	378,509
Gross carrying amount [member]
Cost
Balance at December 31	509,638	306,403
Additions	59,138	204,189
Changes in closure and reclamation provision	682	171
Disposals	(1,744)	(1,125)
Balance at December 31	567,714	509,638
Accumulated Depreciation
Balance at December 31	509,638	306,403
Disposals	1,744	1,125
Balance at December 31	567,714	509,638
NET BOOK VALUE at December 31,	567,714	509,638
Gross carrying amount [member] | Previously stated [member]
Cost
Balance at December 31		299,087
Accumulated Depreciation
Balance at December 31		299,087
NET BOOK VALUE at December 31,		299,087
Gross carrying amount [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Cost
Balance at December 31		7,316
Accumulated Depreciation
Balance at December 31		7,316
NET BOOK VALUE at December 31,		7,316
Accumulated depreciation and amortisation [member]
Cost
Balance at December 31	(133,982)	(106,887)
Disposals	1,126	825
Balance at December 31	(162,304)	(133,982)
Accumulated Depreciation
Balance at December 31	(133,982)	(106,887)
Disposals	(1,126)	(825)
Depreciation	29,448	27,920
Balance at December 31	(162,304)	(133,982)
NET BOOK VALUE at December 31,	(162,304)	(133,982)
Machinery and Equipment [member]
Cost
Balance at December 31	33,032
Balance at December 31	61,707	33,032
Accumulated Depreciation
Balance at December 31	33,032
Balance at December 31	61,707	33,032
NET BOOK VALUE at December 31,	61,707	33,032
Machinery and Equipment [member] | Gross carrying amount [member]
Cost
Balance at December 31	75,246	74,188
Additions	5,190	1,185
Changes in closure and reclamation provision	682	171
Disposals	(750)	(1,038)
Transfers	29,636	740
Balance at December 31	110,004	75,246
Accumulated Depreciation
Balance at December 31	75,246	74,188
Disposals	750	1,038
Balance at December 31	110,004	75,246
NET BOOK VALUE at December 31,	110,004	75,246
Machinery and Equipment [member] | Gross carrying amount [member] | Previously stated [member]
Cost
Balance at December 31		74,188
Accumulated Depreciation
Balance at December 31		74,188
NET BOOK VALUE at December 31,		74,188
Machinery and Equipment [member] | Accumulated depreciation and amortisation [member]
Cost
Balance at December 31	(42,214)	(35,843)
Disposals	618	746
Balance at December 31	(48,297)	(42,214)
Accumulated Depreciation
Balance at December 31	(42,214)	(35,843)
Disposals	(618)	(746)
Depreciation	6,701	7,117
Balance at December 31	(48,297)	(42,214)
NET BOOK VALUE at December 31,	(48,297)	(42,214)
Land, Buildings and Leasehold Improvements [member]
Cost
Balance at December 31	81,372
Balance at December 31	120,231	81,372
Accumulated Depreciation
Balance at December 31	81,372
Balance at December 31	120,231	81,372
NET BOOK VALUE at December 31,	120,231	81,372
Land, Buildings and Leasehold Improvements [member] | Gross carrying amount [member]
Cost
Balance at December 31	159,732	141,318
Additions	473	714
Transfers	51,547	17,700
Balance at December 31	211,752	159,732
Accumulated Depreciation
Balance at December 31	159,732	141,318
Balance at December 31	211,752	159,732
NET BOOK VALUE at December 31,	211,752	159,732
Land, Buildings and Leasehold Improvements [member] | Gross carrying amount [member] | Previously stated [member]
Cost
Balance at December 31		141,318
Accumulated Depreciation
Balance at December 31		141,318
NET BOOK VALUE at December 31,		141,318
Land, Buildings and Leasehold Improvements [member] | Accumulated depreciation and amortisation [member]
Cost
Balance at December 31	(78,360)	(65,547)
Balance at December 31	(91,521)	(78,360)
Accumulated Depreciation
Balance at December 31	(78,360)	(65,547)
Depreciation	13,161	12,813
Balance at December 31	(91,521)	(78,360)
NET BOOK VALUE at December 31,	(91,521)	(78,360)
Furniture and Other Equipment [member]
Cost
Balance at December 31	8,681
Balance at December 31	9,353	8,681
Accumulated Depreciation
Balance at December 31	8,681
Balance at December 31	9,353	8,681
NET BOOK VALUE at December 31,	9,353	8,681
Furniture and Other Equipment [member] | Gross carrying amount [member]
Cost
Balance at December 31	16,083	11,066
Additions	1,427	3,464
Disposals	(109)	(87)
Transfers	2,096	1,640
Balance at December 31	19,497	16,083
Accumulated Depreciation
Balance at December 31	16,083	11,066
Disposals	109	87
Balance at December 31	19,497	16,083
NET BOOK VALUE at December 31,	19,497	16,083
Furniture and Other Equipment [member] | Gross carrying amount [member] | Previously stated [member]
Cost
Balance at December 31		11,066
Accumulated Depreciation
Balance at December 31		11,066
NET BOOK VALUE at December 31,		11,066
Furniture and Other Equipment [member] | Accumulated depreciation and amortisation [member]
Cost
Balance at December 31	(7,402)	(5,390)
Disposals	100	79
Balance at December 31	(10,144)	(7,402)
Accumulated Depreciation
Balance at December 31	(7,402)	(5,390)
Disposals	(100)	(79)
Depreciation	2,842	2,091
Balance at December 31	(10,144)	(7,402)
NET BOOK VALUE at December 31,	(10,144)	(7,402)
Assets under Lease [member]
Cost
Balance at December 31	29,665
Balance at December 31	25,159	29,665
Accumulated Depreciation
Balance at December 31	29,665
Balance at December 31	25,159	29,665
NET BOOK VALUE at December 31,	25,159	29,665
Assets under Lease [member] | Gross carrying amount [member]
Cost
Balance at December 31	35,671	20,727
Additions	2,715	14,944
Disposals	(885)
Balance at December 31	37,501	35,671
Accumulated Depreciation
Balance at December 31	35,671	20,727
Disposals	885
Balance at December 31	37,501	35,671
NET BOOK VALUE at December 31,	37,501	35,671
Assets under Lease [member] | Gross carrying amount [member] | Previously stated [member]
Cost
Balance at December 31		13,411
Accumulated Depreciation
Balance at December 31		13,411
NET BOOK VALUE at December 31,		13,411
Assets under Lease [member] | Gross carrying amount [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Cost
Balance at December 31		7,316
Accumulated Depreciation
Balance at December 31		7,316
NET BOOK VALUE at December 31,		7,316
Assets under Lease [member] | Accumulated depreciation and amortisation [member]
Cost
Balance at December 31	(6,006)	(107)
Disposals	408
Balance at December 31	(12,342)	(6,006)
Accumulated Depreciation
Balance at December 31	(6,006)	(107)
Disposals	(408)
Depreciation	6,744	5,899
Balance at December 31	(12,342)	(6,006)
NET BOOK VALUE at December 31,	(12,342)	(6,006)
Capital Work in Projress Lindero [member]
Cost
Balance at December 31	216,482
Balance at December 31	187,070	216,482
Accumulated Depreciation
Balance at December 31	216,482
Balance at December 31	187,070	216,482
NET BOOK VALUE at December 31,	187,070	216,482
Capital Work in Projress Lindero [member] | Gross carrying amount [member]
Cost
Balance at December 31	216,482	52,964
Additions	45,688	174,164
Transfers	(75,100)	(10,646)
Balance at December 31	187,070	216,482
Accumulated Depreciation
Balance at December 31	216,482	52,964
Balance at December 31	187,070	216,482
NET BOOK VALUE at December 31,	187,070	216,482
Capital Work in Projress Lindero [member] | Gross carrying amount [member] | Previously stated [member]
Cost
Balance at December 31		52,964
Accumulated Depreciation
Balance at December 31		52,964
NET BOOK VALUE at December 31,		52,964
Capital Work in Progress Other [member]
Cost
Balance at December 31	6,424
Balance at December 31	1,890	6,424
Accumulated Depreciation
Balance at December 31	6,424
Balance at December 31	1,890	6,424
NET BOOK VALUE at December 31,	1,890	6,424
Capital Work in Progress Other [member] | Gross carrying amount [member]
Cost
Balance at December 31	6,424	6,140
Additions	3,645	9,718
Transfers	(8,179)	(9,434)
Balance at December 31	1,890	6,424
Accumulated Depreciation
Balance at December 31	6,424	6,140
Balance at December 31	1,890	6,424
NET BOOK VALUE at December 31,	$ 1,890	6,424
Capital Work in Progress Other [member] | Gross carrying amount [member] | Previously stated [member]
Cost
Balance at December 31		6,140
Accumulated Depreciation
Balance at December 31		6,140
NET BOOK VALUE at December 31,		$ 6,140